UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09013
Investment Company Act File Number

Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

June 30
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 146.9%(1)

Principal
Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 4.1%
		ACTS Aero Technical Support & Service, Inc.
	375,547	Term Loan, 7.33%, Maturing October 5, 2014	$70,415
		Colt Defense, LLC
	488,217	Term Loan, 4.09%, Maturing July 9, 2014	427,190
		DAE Aviation Holdings, Inc.
	222,606	Term Loan, 4.50%, Maturing July 31, 2014	112,416
	218,889	Term Loan, 4.92%, Maturing July 31, 2014	110,539
		Evergreen International Aviation
	598,165	Term Loan, 9.00%, Maturing October 31, 2011	321,514
		Hawker Beechcraft Acquisition
	1,516,585	Term Loan, 2.52%, Maturing March 26, 2014	693,205
	89,281	Term Loan, 3.22%, Maturing March 26, 2014	40,809
		Hexcel Corp.
	251,925	Term Loan, 3.40%, Maturing March 1, 2012	224,213
		IAP Worldwide Services, Inc.
	473,831	Term Loan, 8.25%, Maturing December 30, 2012(2)	236,126
		Spirit AeroSystems, Inc.
	618,161	Term Loan, 2.91%, Maturing December 31, 2011	565,617
		TransDigm, Inc.
	1,375,000	Term Loan, 3.23%, Maturing June 23, 2013	1,247,812
		Vought Aircraft Industries, Inc.
	1,089,754	Term Loan, 3.02%, Maturing December 17, 2011	865,447
	496,475	Term Loan, 7.50%, Maturing December 22, 2011	428,520
		Wesco Aircraft Hardware Corp.
	972,500	Term Loan, 2.77%, Maturing September 29, 2013	800,368

			$6,144,191

Air Transport — 1.2%
		Airport Development and Investment, Ltd.
GBP	782,900	Term Loan - Second Lien, 6.33%, Maturing April 7, 2011	$485,445
		Delta Air Lines, Inc.
	1,133,587	Term Loan - Second Lien, 3.76%, Maturing April 30, 2014	522,159
		Northwest Airlines, Inc.
	846,186	Term Loan, 2.57%, Maturing December 31, 2010	757,336

			$1,764,940

Automotive — 5.0%
		Accuride Corp.
	862,448	Term Loan, 8.00%, Maturing January 31, 2012	$496,626
		Adesa, Inc.
	1,129,578	Term Loan, 3.14%, Maturing October 18, 2013	805,765
		Affina Group, Inc.
	274,700	Term Loan, 4.17%, Maturing November 30, 2011	167,567
		Allison Transmission, Inc.
	551,360	Term Loan, 3.29%, Maturing September 30, 2014	368,186
		Chrysler Financial
	966,448	Term Loan, 4.56%, Maturing August 1, 2014	521,278
		CSA Acquisition Corp.
	177,215	Term Loan, 3.75%, Maturing December 23, 2011	42,532
	441,598	Term Loan, 3.75%, Maturing December 23, 2011	105,984
		Dayco Products, LLC
	938,911	Term Loan, 0.00%, Maturing June 21, 2011(3)	185,904
		Federal-Mogul Corp.
	767,230	Term Loan, 2.45%, Maturing December 27, 2014	378,408
	593,986	Term Loan, 2.50%, Maturing December 27, 2015	292,962

Principal
Amount*		Borrower/Tranche Description	Value
		Ford Motor Co.
	1,427,349	Term Loan, 3.56%, Maturing December 15, 2013	$687,705
		General Motors Corp.
	1,744,431	Term Loan, 8.00%, Maturing November 29, 2013	739,202
		Goodyear Tire & Rubber Co.
	1,300,000	Term Loan - Second Lien, 2.28%, Maturing April 30, 2010	912,032
		HLI Operating Co., Inc.
EUR	21,818	Term Loan, 3.50%, Maturing May 30, 2014	12,320
EUR	371,564	Term Loan, 9.50%, Maturing May 30, 2014	209,805
		Keystone Automotive Operations, Inc.
	451,679	Term Loan, 4.39%, Maturing January 12, 2012	181,801
		LKQ Corp.
	516,925	Term Loan, 2.81%, Maturing October 12, 2014	447,140
		TriMas Corp.
	126,563	Term Loan, 2.75%, Maturing August 2, 2011	88,594
	534,727	Term Loan, 3.19%, Maturing August 2, 2013	374,309
		United Components, Inc.
	590,152	Term Loan, 3.50%, Maturing June 30, 2010	411,631

			$7,429,751

Beverage and Tobacco — 0.1%
		Culligan International Co.
EUR	500,000	Term Loan - Second Lien, 6.44%, Maturing May 31, 2013	$137,012

			$137,012

Brokers, Dealers and Investment Houses — 0.6%
		AmeriTrade Holding Corp.
	1,025,427	Term Loan, 2.06%, Maturing December 31, 2012	$963,388

			$963,388

Building and Development — 5.2%
		AIMCO Properties, L.P.
	1,793,750	Term Loan, 2.06%, Maturing March 23, 2011	$1,452,938
		Beacon Sales Acquisition, Inc.
	366,562	Term Loan, 3.32%, Maturing September 30, 2013	285,002
		Brickman Group Holdings, Inc.
	784,000	Term Loan, 2.52%, Maturing January 23, 2014	627,200
		Capital Automotive (REIT)
	674,441	Term Loan, 2.25%, Maturing December 16, 2010	364,198
		Epco/Fantome, LLC
	726,000	Term Loan, 3.15%, Maturing November 23, 2010	682,440
		Hovstone Holdings, LLC
	327,500	Term Loan, 5.50%, Maturing July 1, 2009(4)	137,190
		LNR Property Corp.
	1,320,000	Term Loan, 4.00%, Maturing July 3, 2011	717,750
		Metroflag BP, LLC
	300,000	Term Loan - Second Lien, 0.00%, Maturing July 2, 2009(3)	45,000
		Mueller Water Products, Inc.
	1,190,614	Term Loan, 2.75%, Maturing May 24, 2014	964,150
		November 2005 Land Investors
	152,289	Term Loan, 6.52%, Maturing May 9, 2011(2)	91,373
		Panolam Industries Holdings, Inc.
	662,910	Term Loan, 5.00%, Maturing September 30, 2012	381,173
		Re/Max International, Inc.
	454,462	Term Loan, 4.53%, Maturing December 17, 2012	288,584
	456,309	Term Loan, 8.53%, Maturing December 17, 2012	289,756
		South Edge, LLC
	421,875	Term Loan, 0.00%, Maturing October 31, 2009(3)	69,609
		TRU 2005 RE Holding Co.
	2,171,143	Term Loan, 3.50%, Maturing December 9, 2009	998,726

Principal
Amount*		Borrower/Tranche Description	Value
		United Subcontractors, Inc.
	454,940	Term Loan - Second Lien, 0.00%, Maturing June 27, 2013(2)(3)(4)	$18,198
		Wintergames Acquisition ULC
	509,684	Term Loan, 8.02%, Maturing April 24, 2009	312,181

			$7,725,468

Business Equipment and Services — 10.8%
		ACCO Brands Corp.
	215,250	Term Loan, 7.75%, Maturing August 17, 2012	$151,751
		Activant Solutions, Inc.
	835,828	Term Loan, 3.44%, Maturing May 1, 2013	497,318
		Acxiom Corp.
	654,000	Term Loan, 2.65%, Maturing September 15, 2012	588,600
		Affinion Group, Inc.
	1,385,810	Term Loan, 3.72%, Maturing October 17, 2012	1,171,009
		Allied Barton Security Service
	497,689	Term Loan, 6.75%, Maturing February 21, 2015	441,699
		Education Management, LLC
	2,007,548	Term Loan, 3.00%, Maturing June 1, 2013	1,729,001
		Info USA, Inc.
	314,511	Term Loan, 3.22%, Maturing February 14, 2012	253,967
		iPayment, Inc.
	460,813	Term Loan, 2.91%, Maturing May 10, 2013	249,607
		Kronos, Inc.
	569,604	Term Loan, 3.47%, Maturing June 11, 2014	410,115
		Mitchell International, Inc.
	500,000	Term Loan - Second Lien, 6.50%, Maturing March 28, 2015	271,250
		N.E.W. Holdings I, LLC
	1,000,256	Term Loan, 3.55%, Maturing May 22, 2014	645,165
		Protection One, Inc.
	1,208,944	Term Loan, 2.77%, Maturing March 31, 2012	891,596
		Quantum Corp.
	155,000	Term Loan, 5.75%, Maturing July 12, 2014	96,875
		Quintiles Transnational Corp.
	900,000	Term Loan - Second Lien, 4.52%, Maturing March 31, 2014	711,000
		Sabre, Inc.
	2,642,040	Term Loan, 3.01%, Maturing September 30, 2014	1,402,263
		Serena Software, Inc.
	723,768	Term Loan, 2.51%, Maturing March 10, 2013	440,896
		Sitel (Client Logic)
	500,864	Term Loan, 6.63%, Maturing January 29, 2014	266,710
EUR	967,676	Term Loan, 6.65%, Maturing January 29, 2014	771,393
		Solera Holdings, LLC
EUR	417,479	Term Loan, 3.44%, Maturing May 15, 2014	471,463
		SunGard Data Systems, Inc.
	1,801,361	Term Loan, 2.70%, Maturing February 11, 2013	1,535,660
		TDS Investor Corp.
	722,578	Term Loan, 3.02%, Maturing August 23, 2013	423,913
	144,986	Term Loan, 3.47%, Maturing August 23, 2013	85,058
EUR	527,114	Term Loan, 3.78%, Maturing August 23, 2013	405,020
		Transaction Network Services, Inc.
	307,053	Term Loan, 2.52%, Maturing May 4, 2012	276,859
		Valassis Communications, Inc.
	112,841	Term Loan, 2.27%, Maturing March 2, 2014	89,427
	572,858	Term Loan, 2.27%, Maturing March 2, 2014	453,990
		West Corp.
	1,784,029	Term Loan, 2.89%, Maturing October 24, 2013	1,339,295

			$16,070,900

Principal
Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television — 10.4%
		Atlantic Broadband Finance, LLC
	1,722,820	Term Loan, 3.47%, Maturing February 10, 2011	$1,554,845
		Bragg Communications, Inc.
	1,182,000	Term Loan, 3.76%, Maturing August 31, 2014	1,080,052
		Bresnan Broadband Holdings, LLC
	1,500,000	Term Loan, 3.13%, Maturing March 29, 2014	1,316,250
	650,000	Term Loan - Second Lien, 5.02%, Maturing March 29, 2014	477,750
		Cequel Communications, LLC
	875,000	Term Loan - Second Lien, 5.00%, Maturing May 5, 2014	578,959
	2,075,418	Term Loan - Second Lien, 6.50%, Maturing May 5, 2014(2)	1,377,559
		CW Media Holdings, Inc.
	320,938	Term Loan, 4.47%, Maturing February 15, 2015	236,210
		Foxco Acquisition Sub., LLC
	348,250	Term Loan, 7.25%, Maturing July 2, 2015	179,349
		Insight Midwest Holdings, LLC
	1,940,625	Term Loan, 2.50%, Maturing April 6, 2014	1,707,057
		Mediacom Broadband Group
	816,397	Term Loan, 2.22%, Maturing January 31, 2015	695,570
		Mediacom Illinois, LLC
	1,930,563	Term Loan, 1.97%, Maturing January 31, 2015	1,618,454
		NTL Investment Holdings, Ltd.
GBP	294,406	Term Loan, 4.66%, Maturing September 3, 2012	354,180
		ProSiebenSat.1 Media AG
EUR	577,945	Term Loan, 4.59%, Maturing March 2, 2015	90,863
EUR	11,076	Term Loan, 3.75%, Maturing June 26, 2015	8,381
EUR	272,924	Term Loan, 3.75%, Maturing June 26, 2015	206,505
EUR	577,945	Term Loan, 4.84%, Maturing March 2, 2016	90,863
EUR	191,097	Term Loan, 9.21%, Maturing March 2, 2017(2)	11,606
EUR	271,280	Term Loan - Second Lien, 5.96%, Maturing September 2, 2016	17,661
		UPC Broadband Holding B.V.
EUR	1,250,000	Term Loan, 3.54%, Maturing October 16, 2011	1,259,401
	1,600,000	Term Loan, 2.25%, Maturing December 31, 2014	1,390,400
		Virgin Media Investment Holdings
	1,203,647	Term Loan, 4.63%, Maturing March 30, 2012	1,093,815
GBP	149,698	Term Loan, 5.80%, Maturing March 30, 2012	180,092

			$15,525,822

Chemicals and Plastics — 6.6%
		Brenntag Holding GmbH and Co. KG
	196,364	Term Loan, 2.60%, Maturing December 23, 2013	$144,327
	803,636	Term Loan, 3.21%, Maturing December 23, 2013	590,673
	600,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	346,500
		Celanese Holdings, LLC
	2,235,188	Term Loan, 2.94%, Maturing April 2, 2014	1,920,737
		Foamex, L.P.
	1,146,575	Term Loan, 4.46%, Maturing February 12, 2013	322,952
		Georgia Gulf Corp.
	349,453	Term Loan, 8.91%, Maturing October 3, 2013	153,323
		Hexion Specialty Chemicals, Inc.
	491,250	Term Loan, 3.50%, Maturing May 5, 2012	142,462
	512,420	Term Loan, 3.50%, Maturing May 5, 2013	179,896
	2,364,963	Term Loan, 3.69%, Maturing May 5, 2013	830,270
		INEOS Group
	1,281,522	Term Loan, 7.50%, Maturing December 14, 2013	477,367
	1,281,522	Term Loan, 8.00%, Maturing December 14, 2014	477,367
		Innophos, Inc.
	168,068	Term Loan, 3.52%, Maturing August 10, 2010	158,404
		ISP Chemco, Inc.
	1,375,500	Term Loan, 2.43%, Maturing June 4, 2014	1,173,473

Principal
Amount*		Borrower/Tranche Description	Value
		Kranton Polymers, LLC
	1,229,874	Term Loan, 3.44%, Maturing May 12, 2013	$766,621
		Lucite International Group Holdings
	114,750	Term Loan, 3.43%, Maturing July 7, 2013	97,537
	324,043	Term Loan, 3.43%, Maturing July 7, 2013	275,437
		MacDermid, Inc.
EUR	399,565	Term Loan, 3.39%, Maturing April 12, 2014	272,067
		Millenium Inorganic Chemicals
	179,410	Term Loan, 3.47%, Maturing April 30, 2014	105,254
	500,000	Term Loan - Second Lien, 6.97%, Maturing October 31, 2014	245,000
		Propex Fabrics, Inc.
	423,296	Term Loan, 7.25%, Maturing July 31, 2012(2)	66,669
		Rockwood Specialties Group, Inc.
	1,227,300	Term Loan, 2.27%, Maturing December 10, 2012	1,079,148

			$9,825,484

Clothing/Textiles — 1.3%
		Hanesbrands, Inc.
	608,036	Term Loan, 5.98%, Maturing September 5, 2013	$582,737
	450,000	Term Loan - Second Lien, 4.91%, Maturing March 5, 2014	383,625
		St. John Knits International, Inc.
	586,516	Term Loan, 9.00%, Maturing March 23, 2012	395,899
		The William Carter Co.
	725,785	Term Loan, 2.12%, Maturing July 14, 2012	655,021

			$2,017,282

Conglomerates — 6.1%
		Amsted Industries, Inc.
	914,377	Term Loan, 3.12%, Maturing October 15, 2010	$827,511
		Blount, Inc.
	275,946	Term Loan, 2.25%, Maturing August 9, 2010	254,560
		Doncasters (Dunde HoldCo 4 Ltd.)
	225,253	Term Loan, 3.01%, Maturing July 13, 2015	148,104
	225,253	Term Loan, 3.51%, Maturing July 13, 2015	148,104
EUR	417,379	Term Loan - Second Lien, 6.00%, Maturing January 13, 2016	225,509
		GenTek, Inc.
	265,475	Term Loan, 3.15%, Maturing February 25, 2011	226,317
		Jarden Corp.
	812,815	Term Loan, 2.97%, Maturing January 24, 2012	729,501
	1,150,985	Term Loan, 2.97%, Maturing January 24, 2012	1,033,009
		Johnson Diversey, Inc.
	842,913	Term Loan, 3.18%, Maturing December 16, 2011	767,051
		Manitowoc Company, Inc. (The)
	648,375	Term Loan, 6.50%, Maturing August 21, 2014	466,020
		Polymer Group, Inc.
	1,246,939	Term Loan, 3.25%, Maturing November 22, 2012	1,000,669
		RBS Global, Inc.
	733,125	Term Loan, 2.56%, Maturing July 19, 2013	582,834
	1,177,459	Term Loan, 3.39%, Maturing July 19, 2013	961,592
		RGIS Holdings, LLC
	107,666	Term Loan, 3.72%, Maturing April 30, 2014	80,749
	2,153,315	Term Loan, 3.73%, Maturing April 30, 2014	1,614,987

			$9,066,517

Containers and Glass Products — 4.1%
		Berry Plastics Corp.
	980,000	Term Loan, 2.53%, Maturing April 3, 2015	$664,440
		Consolidated Container Co.
	500,000	Term Loan - Second Lien, 6.02%, Maturing September 28, 2014	142,916
		Crown Americas, Inc.
	339,500	Term Loan, 2.31%, Maturing November 15, 2012	318,281

Principal
Amount*		Borrower/Tranche Description	Value
		Graham Packaging Holdings Co.
	727,963	Term Loan, 3.57%, Maturing October 7, 2011	$624,456
		Graphic Packaging International, Inc.
	415,592	Term Loan, 3.13%, Maturing May 16, 2014	357,038
	492,613	Term Loan, 3.90%, Maturing May 16, 2014	433,500
		JSG Acquisitions
	990,000	Term Loan, 3.29%, Maturing December 31, 2013	765,394
	990,000	Term Loan, 3.54%, Maturing December 13, 2014	765,394
		Owens-Brockway Glass Container
	837,813	Term Loan, 2.06%, Maturing June 14, 2013	749,244
		Smurfit-Stone Container Corp.
	279,655	Revolving Loan, Maturing December 31, 2009(5)	188,767
	843,313	Term Loan, 3.06%, Maturing November 1, 2009	569,236
	109,756	Term Loan, 2.75%, Maturing November 1, 2011	74,085
	192,599	Term Loan, 2.75%, Maturing November 1, 2011	129,463
	363,018	Term Loan, 2.75%, Maturing November 1, 2011	245,037
	169,239	Term Loan, 3.84%, Maturing November 1, 2011	113,761

			$6,141,012

Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
	400,000	Term Loan - Second Lien, 6.77%, Maturing July 31, 2014	$266,000
		KIK Custom Products, Inc.
	525,000	Term Loan - Second Lien, 5.52%, Maturing November 30, 2014	91,219
		Prestige Brands, Inc.
	639,729	Term Loan, 2.77%, Maturing April 7, 2011	580,554

			$937,773

Drugs — 1.9%
		Graceway Pharmaceuticals, LLC
	429,093	Term Loan, 3.27%, Maturing May 3, 2012	$286,777
	500,000	Term Loan, 7.02%, Maturing May 3, 2013	160,000
	150,000	Term Loan, 8.77%, Maturing November 3, 2013	37,500
		Pharmaceutical Holdings Corp.
	176,446	Term Loan, 3.75%, Maturing January 30, 2012	154,391
		Stiefel Laboratories, Inc.
	610,055	Term Loan, 3.41%, Maturing December 28, 2013	547,524
	797,590	Term Loan, 3.41%, Maturing December 28, 2013	715,837
		Warner Chilcott Corp.
	281,436	Term Loan, 2.52%, Maturing January 18, 2012	261,267
	802,458	Term Loan, 2.91%, Maturing January 18, 2012	744,948

			$2,908,244

Ecological Services and Equipment — 1.2%
		Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 3.40%, Maturing April 1, 2015	$510,182
		Kemble Water Structure, Ltd.
GBP	750,000	Term Loan, 5.63%, Maturing October 13, 2013	718,860
		Sensus Metering Systems, Inc.
	639,663	Term Loan, 2.86%, Maturing December 17, 2010	578,895

			$1,807,937

Electronics/Electrical — 4.3%
		Aspect Software, Inc.
	706,276	Term Loan, 4.25%, Maturing July 11, 2011	$445,837
	950,000	Term Loan - Second Lien, 8.31%, Maturing July 11, 2013	247,000
		FCI International S.A.S.
	110,024	Term Loan, 4.15%, Maturing November 1, 2013	64,364
	110,024	Term Loan, 4.15%, Maturing November 1, 2013	64,364
	114,284	Term Loan, 4.15%, Maturing November 1, 2013	66,856
	114,284	Term Loan, 4.15%, Maturing November 1, 2013	66,856

Principal
Amount*		Borrower/Tranche Description	Value
		Freescale Semiconductor, Inc.
	1,000,000	Term Loan, Maturing December 1, 2013(5)	$416,875
		Infor Enterprise Solutions Holdings
	494,962	Term Loan, 3.27%, Maturing July 28, 2012	288,728
	727,071	Term Loan, 4.27%, Maturing July 28, 2012	439,878
	1,393,554	Term Loan, 4.27%, Maturing July 28, 2012	843,100
	250,000	Term Loan - Second Lien, 6.02%, Maturing March 2, 2014	52,500
	91,667	Term Loan - Second Lien, 6.77%, Maturing March 2, 2014	19,250
	158,333	Term Loan - Second Lien, 6.77%, Maturing March 2, 2014	35,427
		Network Solutions, LLC
	368,525	Term Loan, 3.19%, Maturing March 7, 2014	228,485
		Open Solutions, Inc.
	1,176,211	Term Loan, 3.26%, Maturing January 23, 2014	623,392
		Sensata Technologies Finance Co.
	1,845,529	Term Loan, 2.93%, Maturing April 27, 2013	797,268
		Spectrum Brands, Inc.
	32,388	Term Loan, 2.71%, Maturing March 30, 2013	23,279
	638,180	Term Loan, 6.05%, Maturing March 30, 2013	458,692
		SS&C Technologies, Inc.
	768,867	Term Loan, 3.22%, Maturing November 23, 2012	582,417
		VeriFone, Inc.
	377,438	Term Loan, 3.27%, Maturing October 31, 2013	307,612
		Vertafore, Inc.
	483,816	Term Loan, 3.75%, Maturing January 31, 2012	411,244

			$6,483,424

Equipment Leasing — 0.7%
		AWAS Capital, Inc.
	916,831	Term Loan - Second Lien, 7.25%, Maturing March 22, 2013	$320,891
		Hertz Corp.
	816,558	Term Loan, 2.30%, Maturing December 21, 2012	622,217
	88,269	Term Loan, 2.98%, Maturing December 21, 2012	67,261

			$1,010,369

Farming/Agriculture — 0.5%
		Central Garden & Pet Co.
	1,010,069	Term Loan, 2.03%, Maturing February 28, 2014	$709,069

			$709,069

Financial Intermediaries — 2.9%
		Citco III, Ltd.
	1,476,025	Term Loan, 3.58%, Maturing June 30, 2014	$1,040,598
		Grosvenor Capital Management
	1,198,559	Term Loan, 2.75%, Maturing December 5, 2013	701,157
		INVESTools, Inc.
	198,000	Term Loan, 3.77%, Maturing August 13, 2012	193,050
		Jupiter Asset Management Group
GBP	220,143	Term Loan, 4.11%, Maturing June 30, 2015	155,172
		LPL Holdings, Inc.
	1,891,926	Term Loan, 2.69%, Maturing December 18, 2014	1,560,839
		Nuveen Investments, Inc.
	792,000	Term Loan, 3.53%, Maturing November 2, 2014	447,480
		Oxford Acquisition III, Ltd.
	451,454	Term Loan, 2.88%, Maturing May 24, 2014	117,378
		RJO Holdings Corp. (RJ O’Brien)
	246,250	Term Loan, 3.54%, Maturing July 31, 2014	105,477

			$4,321,151

Food Products — 4.9%
		Acosta, Inc.
	1,605,085	Term Loan, 2.77%, Maturing July 28, 2013	$1,364,322

Principal
Amount*		Borrower/Tranche Description	Value
		Advantage Sales & Marketing, Inc.
	1,176,924	Term Loan, 2.51%, Maturing March 29, 2013	$978,809
		Black Lion Beverages III B.V.
EUR	146,444	Term Loan, 3.32%, Maturing December 31, 2013	137,898
EUR	852,941	Term Loan, 6.44%, Maturing December 31, 2014	803,168
		Dean Foods Co.
	818,076	Term Loan, 2.71%, Maturing April 2, 2014	739,592
		Michael Foods, Inc.
	959,646	Term Loan, 2.96%, Maturing November 21, 2010	923,659
		Pinnacle Foods Finance, LLC
	497,157	Term Loan, 3.25%, Maturing April 2, 2014	409,067
		Provimi Group SA
	119,643	Term Loan, 2.77%, Maturing June 28, 2015	81,557
	147,236	Term Loan, 2.77%, Maturing June 28, 2015	100,365
EUR	154,749	Term Loan, 3.40%, Maturing June 28, 2015	140,151
EUR	255,938	Term Loan, 3.40%, Maturing June 28, 2015	231,794
EUR	266,692	Term Loan, 3.40%, Maturing June 28, 2015	241,533
EUR	348,873	Term Loan, 3.40%, Maturing June 28, 2015	315,961
EUR	19,346	Term Loan - Second Lien, 5.40%, Maturing June 28, 2015	7,711
	225,701	Term Loan - Second Lien, 2.51%, Maturing December 28, 2016(6)	67,710
EUR	557,956	Term Loan - Second Lien, 2.56%, Maturing December 28, 2016(6)	222,390
		Reddy Ice Group, Inc.
	1,055,000	Term Loan, 2.31%, Maturing August 9, 2012	586,844

			$7,352,531

Food Service — 3.1%
		AFC Enterprises, Inc.
	197,901	Term Loan, 2.97%, Maturing May 23, 2009	$166,237
		Aramark Corp.
	991,348	Term Loan, 3.10%, Maturing January 26, 2014	863,712
	64,038	Term Loan, 4.06%, Maturing January 26, 2014	55,793
GBP	490,000	Term Loan, 3.81%, Maturing January 27, 2014	588,827
		Buffets, Inc.
	504,137	DIP Loan, 19.00%, Maturing July 22, 2009	491,534
	24,880	Term Loan, 7.73%, Maturing July 22, 2009(2)	3,732
	249,726	Term Loan, 7.73%, Maturing July 22, 2009(2)	37,459
	70,133	Term Loan, 8.81%, Maturing May 1, 2013(2)	6,137
	519,453	Term Loan, 7.77%, Maturing November 1, 2013(2)	45,452
		CBRL Group, Inc.
	933,949	Term Loan, 2.69%, Maturing April 27, 2013	805,197
		Denny’s, Inc.
	64,750	Term Loan, 2.44%, Maturing March 31, 2012	55,847
	221,076	Term Loan, 3.98%, Maturing March 31, 2012	190,678
		Maine Beverage Co., LLC
	268,973	Term Loan, 3.03%, Maturing June 30, 2010	219,213
		NPC International, Inc.
	196,503	Term Loan, 2.75%, Maturing May 3, 2013	165,063
		OSI Restaurant Partners, LLC
	69,550	Term Loan, 3.97%, Maturing May 9, 2013	37,974
	773,823	Term Loan, 2.81%, Maturing May 9, 2014	422,507
		QCE Finance, LLC
	489,950	Term Loan, 3.50%, Maturing May 5, 2013	266,614
	500,000	Term Loan - Second Lien, 6.98%, Maturing November 5, 2013	170,000
		Sagittarius Restaurants, LLC
	178,056	Term Loan, 9.50%, Maturing March 29, 2013	67,661

			$4,659,637

Food/Drug Retailers — 2.4%
		General Nutrition Centers, Inc.
	831,021	Term Loan, 3.30%, Maturing September 16, 2013	$613,570

Principal
Amount*		Borrower/Tranche Description	Value
		Iceland Foods Group, Ltd.
GBP	540,349	Term Loan, 9.79%, Maturing May 2, 2016(2)	$703,602
		Pantry, Inc. (The)
	120,007	Term Loan, 2.02%, Maturing May 15, 2014	100,056
	416,843	Term Loan, 2.02%, Maturing May 15, 2014	347,543
		Rite Aid Corp.
	2,079,000	Term Loan, 2.28%, Maturing June 1, 2014	1,392,930
	547,250	Term Loan, 6.00%, Maturing June 4, 2014	381,707

			$3,539,408

Forest Products — 3.1%
		Appleton Papers, Inc.
	712,313	Term Loan, 6.50%, Maturing June 5, 2014	$516,426
		Georgia-Pacific Corp.
	3,186,407	Term Loan, 3.26%, Maturing December 20, 2012	2,818,476
		Newpage Corp.
	806,415	Term Loan, 4.81%, Maturing December 5, 2014	554,813
		Xerium Technologies, Inc.
	1,300,748	Term Loan, 6.72%, Maturing May 18, 2012	773,945

			$4,663,660

Healthcare — 14.2%
		Accellent, Inc.
	909,450	Term Loan, 3.76%, Maturing November 22, 2012	$732,107
		Alliance Imaging, Inc.
	1,085,778	Term Loan, 3.72%, Maturing December 29, 2011	971,771
		American Medical Systems
	558,121	Term Loan, 2.81%, Maturing July 20, 2012	506,495
		AMN Healthcare, Inc.
	144,296	Term Loan, 2.97%, Maturing November 2, 2011	130,588
		Bright Horizons Family Solutions, Inc.
	472,625	Term Loan, 7.50%, Maturing May 15, 2015	359,195
		Cardinal Health 409, Inc.
	1,305,525	Term Loan, 2.77%, Maturing April 10, 2014	829,008
		Carestream Health, Inc.
	1,305,960	Term Loan, 2.90%, Maturing April 30, 2013	1,044,302
	500,000	Term Loan - Second Lien, 6.05%, Maturing October 30, 2013	175,179
		Carl Zeiss Vision Holding GmbH
	630,000	Term Loan, 3.02%, Maturing March 23, 2015	223,256
		Concentra, Inc.
	350,000	Term Loan - Second Lien, 7.47%, Maturing June 25, 2015(2)	96,250
		ConMed Corp.
	254,667	Term Loan, 2.02%, Maturing April 13, 2013	208,827
		CRC Health Corp.
	140,490	Term Loan, 3.47%, Maturing February 6, 2013	94,831
	268,125	Term Loan, 3.47%, Maturing February 6, 2013	180,984
		DaVita, Inc.
	715,474	Term Loan, 2.37%, Maturing October 5, 2012	665,391
		DJO Finance, LLC
	444,375	Term Loan, 3.82%, Maturing May 15, 2014	379,496
		Fenwal, Inc.
	500,000	Term Loan - Second Lien, 6.51%, Maturing August 28, 2014	251,250
		Hanger Orthopedic Group, Inc.
	387,941	Term Loan, 2.52%, Maturing May 30, 2013	345,267
		HCA, Inc.
	2,506,546	Term Loan, 3.47%, Maturing November 18, 2013	2,138,711
		Health Management Association, Inc.
	2,455,450	Term Loan, 2.97%, Maturing February 28, 2014	1,999,043
		HealthSouth Corp.
	1,454,923	Term Loan, 3.05%, Maturing March 10, 2013	1,286,924

Principal
Amount*		Borrower/Tranche Description	Value
		Iasis Healthcare, LLC
	41,335	Term Loan, 2.52%, Maturing March 14, 2014	$35,218
	153,845	Term Loan, 2.52%, Maturing March 14, 2014	131,076
	444,583	Term Loan, 2.52%, Maturing March 14, 2014	378,785
		Ikaria Acquisition, Inc.
	263,729	Term Loan, 3.42%, Maturing March 28, 2013	224,829
		IM U.S. Holdings, LLC
	350,000	Term Loan - Second Lien, 4.76%, Maturing June 26, 2015	288,750
		Invacare Corp.
	314,600	Term Loan, 3.34%, Maturing February 12, 2013	268,983
		inVentiv Health, Inc.
	463,179	Term Loan, 2.97%, Maturing July 6, 2014	387,912
		LifePoint Hospitals, Inc.
	1,107,929	Term Loan, 2.89%, Maturing April 15, 2012	1,023,450
		MultiPlan Merger Corp.
	307,398	Term Loan, 3.06%, Maturing April 12, 2013	254,884
	660,306	Term Loan, 3.06%, Maturing April 12, 2013	547,504
		Mylan, Inc.
	315,250	Term Loan, 4.37%, Maturing October 2, 2014	293,577
		National Mentor Holdings, Inc.
	33,600	Term Loan, 2.44%, Maturing June 29, 2013	22,120
	550,824	Term Loan, 3.22%, Maturing June 29, 2013	362,626
		National Rental Institutes, Inc.
	439,223	Term Loan, 6.25%, Maturing March 31, 2013	234,984
		Physiotherapy Associates, Inc.
	398,252	Term Loan, 7.50%, Maturing June 27, 2013	222,357
		RadNet Management, Inc.
	294,002	Term Loan, 5.07%, Maturing November 15, 2012	237,407
	350,000	Term Loan, 10.27%, Maturing November 15, 2013	227,500
		ReAble Therapeutics Finance, LLC
	878,294	Term Loan, 2.93%, Maturing November 16, 2013	765,214
		Renal Advantage, Inc.
	497	Term Loan, 3.71%, Maturing October 5, 2012	410
		Select Medical Holdings Corp.
	1,229,606	Term Loan, 3.25%, Maturing February 24, 2012	1,004,325
		Sunrise Medical Holdings, Inc.
	210,884	Term Loan, 4.86%, Maturing May 13, 2010	118,622
		Vanguard Health Holding Co., LLC
	1,593,203	Term Loan, 2.77%, Maturing September 23, 2011	1,460,768
		Viant Holdings, Inc.
	288,815	Term Loan, 3.47%, Maturing June 25, 2014	168,957

			$21,279,133

Home Furnishings — 2.1%
		Hunter Fan Co.
	223,436	Term Loan, 3.00%, Maturing April 16, 2014	$115,069
		Interline Brands, Inc.
	363,478	Term Loan, 2.22%, Maturing June 23, 2013	274,426
	500,712	Term Loan, 2.22%, Maturing June 23, 2013	378,037
		National Bedding Co., LLC
	980,000	Term Loan, 2.57%, Maturing August 31, 2011	476,280
	350,000	Term Loan - Second Lien, 5.56%, Maturing August 31, 2012	99,750
		Oreck Corp.
	664,695	Term Loan, 3.27%, Maturing February 2, 2012(4)	203,397
		Sanitec, Ltd. Oy
EUR	490,638	Term Loan, 0.00%, Maturing April 7, 2013(3)	176,003
EUR	490,638	Term Loan, 0.00%, Maturing April 7, 2014(3)	176,003

Principal
Amount*	Borrower/Tranche Description	Value
	Simmons Co.
1,494,584	Term Loan, 10.50%, Maturing December 19, 2011(2)	$1,158,303
523,509	Term Loan, 8.22%, Maturing February 15, 2012(2)	11,866

		$3,069,134

Industrial Equipment — 3.5%
	Brand Energy and Infrastructure Services, Inc.
418,625	Term Loan, 4.52%, Maturing February 7, 2014	$236,523
	CEVA Group PLC U.S.
550,822	Term Loan, 3.52%, Maturing January 4, 2014	239,608
65,789	Term Loan, 4.22%, Maturing January 4, 2014	28,618
	EPD Holdings (Goodyear Engineering Products)
40,117	Term Loan, 3.04%, Maturing July 13, 2014	15,696
280,109	Term Loan, 3.04%, Maturing July 13, 2014	109,593
425,000	Term Loan - Second Lien, 6.28%, Maturing July 13, 2015	77,917
	FR Brand Acquisition Corp.
490,000	Term Loan, 3.51%, Maturing February 7, 2014	294,000
	Generac Acquisition Corp.
678,340	Term Loan, 3.00%, Maturing November 7, 2013	380,718
500,000	Term Loan - Second Lien, 6.50%, Maturing April 7, 2014	126,000
	Gleason Corp.
83,902	Term Loan, 3.08%, Maturing June 30, 2013	71,526
306,063	Term Loan, 3.08%, Maturing June 30, 2013	260,919
	Jason, Inc.
270,036	Term Loan, 3.73%, Maturing April 30, 2010	175,524
	John Maneely Co.
1,407,956	Term Loan, 4.44%, Maturing December 8, 2013	855,333
	LN Acquisitions Corp.
133,977	Term Loan, 3.04%, Maturing July 11, 2014	108,856
358,182	Term Loan, 3.04%, Maturing July 11, 2014	291,023
	Polypore, Inc.
1,600,625	Term Loan, 2.48%, Maturing July 3, 2014	1,188,464
	Sequa Corp.
397,522	Term Loan, 3.76%, Maturing November 30, 2014	220,624
	TFS Acquisition Corp.
1,096,875	Term Loan, 4.72%, Maturing August 11, 2013	507,305

		$5,188,247

Insurance — 2.0%
	AmWINS Group, Inc.
500,000	Term Loan - Second Lien, 6.79%, Maturing June 8, 2014	$127,500
	Applied Systems, Inc.
664,364	Term Loan, 3.72%, Maturing September 26, 2013	536,474
	CCC Information Services Group, Inc.
308,548	Term Loan, 2.77%, Maturing February 10, 2013	269,208
	Conseco, Inc.
1,860,254	Term Loan, 6.50%, Maturing October 10, 2013	604,582
	Crawford & Company
650,893	Term Loan, 3.72%, Maturing October 31, 2013	543,496
	Crump Group, Inc.
470,661	Term Loan, 3.52%, Maturing August 4, 2014	320,049
	U.S.I. Holdings Corp.
933,375	Term Loan, 3.97%, Maturing May 4, 2014	560,025

		$2,961,334

Leisure Goods/Activities/Movies — 9.7%
	24 Hour Fitness Worldwide, Inc.
873,000	Term Loan, 3.49%, Maturing June 8, 2012	$445,230
	AMC Entertainment, Inc.
965,000	Term Loan, 2.02%, Maturing January 26, 2013	864,709

Principal
Amount*	Borrower/Tranche Description	Value
	AMF Bowling Worldwide, Inc.
500,000	Term Loan - Second Lien, 7.54%, Maturing December 8, 2013	$50,000
	Bombardier Recreational Products
979,747	Term Loan, 3.69%, Maturing June 28, 2013	410,269
	Carmike Cinemas, Inc.
361,755	Term Loan, 5.19%, Maturing May 19, 2012	285,335
	Cedar Fair, L.P.
837,696	Term Loan, 2.52%, Maturing August 30, 2012	724,084
	Cinemark, Inc.
1,950,000	Term Loan, 2.38%, Maturing October 5, 2013	1,772,759
	Deluxe Entertainment Services
638,089	Term Loan, 3.35%, Maturing January 28, 2011	401,996
35,433	Term Loan, 3.47%, Maturing January 28, 2011	22,323
62,564	Term Loan, 3.47%, Maturing January 28, 2011	39,415
	Easton-Bell Sports, Inc.
757,681	Term Loan, 2.92%, Maturing March 16, 2012	578,363
	Mega Blocks, Inc.
820,250	Term Loan, 8.75%, Maturing July 26, 2012	256,328
	Metro-Goldwyn-Mayer Holdings, Inc.
2,256,111	Term Loan, 3.77%, Maturing April 8, 2012	1,019,011
	National CineMedia, LLC
1,900,000	Term Loan, 3.08%, Maturing February 13, 2015	1,632,812
	Regal Cinemas Corp.
2,145,000	Term Loan, 4.97%, Maturing November 10, 2010	1,989,487
	Revolution Studios Distribution Co., LLC
558,047	Term Loan, 4.27%, Maturing December 21, 2014	368,311
450,000	Term Loan - Second Lien, 7.52%, Maturing June 21, 2015	78,750
	Six Flags Theme Parks, Inc.
675,313	Term Loan, 3.02%, Maturing April 30, 2015	464,700
	Southwest Sports Group, LLC
600,000	Term Loan, 3.75%, Maturing December 22, 2010	342,750
	Universal City Development Partners, Ltd.
934,709	Term Loan, 6.00%, Maturing June 9, 2011	852,922
	WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010(6)	400,500
1,302,020	Term Loan, 2.98%, Maturing February 28, 2011	1,149,684
	Zuffa, LLC
493,719	Term Loan, 2.56%, Maturing June 20, 2016	368,808

		$14,518,546

Lodging and Casinos — 3.5%
	Ameristar Casinos, Inc.
580,500	Term Loan, 3.26%, Maturing November 10, 2012	$470,205
	Green Valley Ranch Gaming, LLC
260,188	Term Loan, 3.08%, Maturing February 16, 2014	106,749
	Harrah’s Operating Co.
1,980,000	Term Loan, 3.95%, Maturing January 28, 2015	1,190,121
	Herbst Gaming, Inc.
462,565	Term Loan, 0.00%, Maturing December 2, 2011(3)	104,077
532,378	Term Loan, 0.00%, Maturing December 2, 2011(3)	119,785
	LodgeNet Entertainment Corp.
884,992	Term Loan, 3.17%, Maturing April 4, 2014	514,770
	New World Gaming Partners, Ltd.
108,333	Term Loan, 3.94%, Maturing June 30, 2014	49,617
534,896	Term Loan, 3.94%, Maturing June 30, 2014	244,982
	Penn National Gaming, Inc.
407,439	Term Loan, 2.61%, Maturing October 3, 2012	367,112
	Venetian Casino Resort/Las Vegas Sands, Inc.
456,550	Term Loan, 2.27%, Maturing May 14, 2014	244,540
1,807,800	Term Loan, 2.27%, Maturing May 23, 2014	968,303

Principal
Amount*		Borrower/Tranche Description	Value
		VML US Finance, LLC
	241,667	Term Loan, 2.77%, Maturing May 25, 2012	$158,835
	483,333	Term Loan, 2.77%, Maturing May 25, 2013	317,671
		Wimar OpCo, LLC
	1,342,641	Term Loan, 6.50%, Maturing January 3, 2012	327,455

			$5,184,222

Nonferrous Metals/Minerals — 1.6%
		Alpha Natural Resources, LLC
	442,937	Term Loan, 2.75%, Maturing October 26, 2012	$405,288
		Euramax International, Inc.
	314,079	Term Loan, 8.75%, Maturing June 28, 2012	73,285
	166,618	Term Loan - Second Lien, 13.00%, Maturing June 28, 2013	16,662
	335,882	Term Loan - Second Lien, 13.00%, Maturing June 28, 2013	33,588
		Murray Energy Corp.
	720,000	Term Loan, 6.94%, Maturing January 28, 2010	669,600
		Noranda Aluminum Acquisition
	196,725	Term Loan, 2.56%, Maturing May 18, 2014	102,789
		Novelis, Inc.
	330,059	Term Loan, 2.52%, Maturing June 28, 2014	209,587
	726,136	Term Loan, 3.22%, Maturing June 28, 2014	461,096
		Oxbow Carbon and Mineral Holdings
	58,032	Term Loan, 2.52%, Maturing May 8, 2014	40,308
	608,652	Term Loan, 2.80%, Maturing May 8, 2014	422,759

			$2,434,962

Oil and Gas — 2.3%
		Atlas Pipeline Partners, L.P.
	825,000	Term Loan, 3.27%, Maturing July 20, 2014	$705,375
		Big West Oil, LLC
	175,000	Term Loan, 4.50%, Maturing May 1, 2014	116,375
	220,000	Term Loan, 4.50%, Maturing May 1, 2014	146,300
		Dresser, Inc.
	485,288	Term Loan, 3.46%, Maturing May 4, 2014	366,393
	700,000	Term Loan - Second Lien, 6.99%, Maturing May 4, 2015	299,833
		Enterprise GP Holdings, L.P.
	594,000	Term Loan, 3.30%, Maturing October 31, 2014	559,103
		Hercules Offshore, Inc.
	369,375	Term Loan, 3.21%, Maturing July 6, 2013	261,887
		Targa Resources, Inc.
	840,465	Term Loan, 2.53%, Maturing October 31, 2012	649,959
	395,714	Term Loan, 3.22%, Maturing October 31, 2012	306,018

			$3,411,243

Publishing — 7.6%
		American Media Operations, Inc.
	2,448,871	Term Loan, 10.00%, Maturing January 31, 2013	$1,228,518
		Aster Zweite Beteiligungs GmbH
EUR	236,166	Term Loan, 3.94%, Maturing September 27, 2013	141,720
	500,000	Term Loan, 4.01%, Maturing September 27, 2013	218,282
		CanWest MediaWorks, Ltd.
	417,563	Term Loan, 3.26%, Maturing July 10, 2014	159,718
		Dex Media West, LLC
	1,405,000	Term Loan, 7.00%, Maturing October 24, 2014	645,130
		European Directories, S.A.
EUR	500,000	Term Loan, 5.15%, Maturing September 4, 2014	423,491
		GateHouse Media Operating, Inc.
	725,000	Term Loan, 2.52%, Maturing August 28, 2014	147,416
	325,000	Term Loan, 2.54%, Maturing August 28, 2014	66,083
	350,000	Term Loan, 2.79%, Maturing August 28, 2014	71,167

Principal
Amount*		Borrower/Tranche Description	Value
		Idearc, Inc.
	3,882,310	Term Loan, 0.00%, Maturing November 17, 2014(3)	$1,499,542
		Laureate Education, Inc.
	246,943	Term Loan, 4.41%, Maturing August 17, 2014	166,584
	1,654,293	Term Loan, 4.41%, Maturing August 17, 2014	1,115,958
		Local Insight Regatta Holdings, Inc.
	843,625	Term Loan, 7.15%, Maturing April 23, 2015	303,705
		MediaNews Group, Inc.
	377,568	Term Loan, 4.97%, Maturing August 2, 2013	59,781
		Mediannuaire Holding
EUR	500,000	Term Loan, 5.91%, Maturing April 10, 2016	113,880
		Merrill Communications, LLC
	670,507	Term Loan, 3.50%, Maturing August 9, 2009	445,887
		Nebraska Book Co., Inc.
	457,345	Term Loan, 7.77%, Maturing March 4, 2011	384,170
		Nelson Education, Ltd.
	246,250	Term Loan, 3.72%, Maturing July 5, 2014	141,594
		Nielsen Finance, LLC
	647,210	Term Loan, 2.53%, Maturing August 9, 2013	506,622
		Philadelphia Newspapers, LLC
	377,641	Term Loan, 0.00%, Maturing June 29, 2013(3)	77,416
		R.H. Donnelley Corp.
	221,638	Term Loan, 6.75%, Maturing June 30, 2010	99,460
		Reader’s Digest Association, Inc. (The)
	2,739,500	Term Loan, 3.29%, Maturing March 2, 2014	712,270
		SGS International, Inc.
	362,041	Term Loan, 4.02%, Maturing December 30, 2011	240,757
		Source Media, Inc.
	549,526	Term Loan, 5.52%, Maturing November 8, 2011	283,006
		Tribune Co.
	790,468	Term Loan, 0.00%, Maturing May 17, 2009(3)	205,126
	497,487	Term Loan, 0.00%, Maturing May 17, 2014(3)	112,090
	1,082,519	Term Loan, 0.00%, Maturing May 17, 2014(3)	286,287
		Xsys, Inc.
EUR	263,834	Term Loan, 3.94%, Maturing September 27, 2013	158,323
	605,124	Term Loan, 4.01%, Maturing September 27, 2013	264,175
	618,087	Term Loan, 4.01%, Maturing September 27, 2014	269,834
		Yell Group, PLC
	1,400,000	Term Loan, 3.52%, Maturing February 10, 2013	794,500

			$11,342,492

Radio and Television — 4.0%
		Block Communications, Inc.
	435,375	Term Loan, 3.22%, Maturing December 22, 2011	$363,538
		CMP KC, LLC
	480,594	Term Loan, 4.56%, Maturing May 5, 2013(4)	137,931
		CMP Susquehanna Corp.
	947,935	Term Loan, 2.55%, Maturing May 5, 2013	342,204
		Emmis Operating Co.
	416,725	Term Loan, 3.09%, Maturing November 2, 2013	175,545
		Gray Television, Inc.
	598,121	Term Loan, 4.55%, Maturing January 19, 2015	258,189
		HIT Entertainment, Inc.
	585,627	Term Loan, 3.49%, Maturing March 20, 2012	285,493
		NEP II, Inc.
	319,309	Term Loan, 2.77%, Maturing February 16, 2014	261,833
		Nexstar Broadcasting, Inc.
	894,813	Term Loan, 2.27%, Maturing October 1, 2012	469,777
	945,946	Term Loan, 2.97%, Maturing October 1, 2012	496,622

Principal
Amount*	Borrower/Tranche Description	Value
	NextMedia Operating, Inc.
36,057	Term Loan, 7.12%, Maturing November 15, 2012	$17,428
81,130	Term Loan, 7.17%, Maturing November 15, 2012	39,213
	PanAmSat Corp.
431,686	Term Loan, 3.93%, Maturing January 3, 2014	376,430
431,686	Term Loan, 3.93%, Maturing January 3, 2014	376,430
431,816	Term Loan, 3.93%, Maturing January 3, 2014	376,544
	Paxson Communications Corp.
1,350,000	Term Loan, 4.34%, Maturing January 15, 2012	275,626
	Raycom TV Broadcasting, LLC
775,000	Term Loan, 2.06%, Maturing June 25, 2014	581,250
	SFX Entertainment
563,820	Term Loan, 4.17%, Maturing June 21, 2013	414,408
	Sirius Satellite Radio, Inc.
246,250	Term Loan, 2.81%, Maturing December 19, 2012	183,456
	Spanish Broadcasting System, Inc.
967,254	Term Loan, 2.97%, Maturing June 10, 2012	303,476
	Young Broadcasting, Inc.
860,059	Term Loan, 4.75%, Maturing November 3, 2012	303,887

		$6,039,280

Rail Industries — 1.0%
	Kansas City Southern Railway Co.
994,344	Term Loan, 2.84%, Maturing April 26, 2013	$833,592
	Rail America, Inc.
50,160	Term Loan, 5.44%, Maturing August 14, 2009	44,893
774,840	Term Loan, 5.44%, Maturing August 13, 2010	693,482

		$1,571,967

Retailers (Except Food and Drug) — 4.5%
	American Achievement Corp.
105,850	Term Loan, 2.81%, Maturing March 25, 2011	$88,914
	Amscan Holdings, Inc.
294,000	Term Loan, 3.65%, Maturing May 25, 2013	230,790
	Cumberland Farms, Inc.
820,954	Term Loan, 2.85%, Maturing September 29, 2013	673,183
	Harbor Freight Tools USA, Inc.
927,930	Term Loan, 9.75%, Maturing July 15, 2010	672,750
	Josten’s Corp.
880,379	Term Loan, 2.50%, Maturing October 4, 2011	781,337
	Mapco Express, Inc.
186,607	Term Loan, 5.75%, Maturing April 28, 2011	151,618
	Orbitz Worldwide, Inc.
1,610,500	Term Loan, 4.00%, Maturing July 25, 2014	621,653
	Oriental Trading Co., Inc.
853,299	Term Loan, 7.16%, Maturing July 31, 2013	455,804
700,000	Term Loan - Second Lien, 6.52%, Maturing January 31, 2013	151,375
	Rent-A-Center, Inc.
474,066	Term Loan, 2.28%, Maturing November 15, 2012	433,770
	Rover Acquisition Corp.
1,124,125	Term Loan, 3.22%, Maturing October 26, 2013	960,190
	Savers, Inc.
178,629	Term Loan, 3.25%, Maturing August 11, 2012	154,514
195,427	Term Loan, 3.25%, Maturing August 11, 2012	169,044
	Yankee Candle Company, Inc. (The)
1,830,942	Term Loan, 3.17%, Maturing February 6, 2014	1,218,884

		$6,763,826

Steel — 0.7%
	Algoma Acquisition Corp.
1,173,273	Term Loan, 3.02%, Maturing June 20, 2013	$683,431

Principal
Amount*		Borrower/Tranche Description	Value
		Niagara Corp.
	540,375	Term Loan, 5.68%, Maturing June 29, 2014	$308,014

			$991,445

Surface Transport — 1.0%
		Gainey Corp.
	399,989	Term Loan, 0.00%, Maturing April 20, 2012(3)	$43,332
		Oshkosh Truck Corp.
	868,490	Term Loan, 7.06%, Maturing December 6, 2013	650,934
		Ozburn-Hessey Holding Co., LLC
	289,915	Term Loan, 4.44%, Maturing August 9, 2012	224,684
		Swift Transportation Co., Inc.
	1,002,326	Term Loan, 3.75%, Maturing May 10, 2014	513,692

			$1,432,642

Telecommunications — 5.8%
		Alaska Communications Systems Holdings, Inc.
	527,509	Term Loan, 2.97%, Maturing February 1, 2012	$467,901
		Asurion Corp.
	775,000	Term Loan, 3.81%, Maturing July 13, 2012	663,271
	500,000	Term Loan - Second Lien, 7.03%, Maturing January 13, 2013	363,334
		Centennial Cellular Operating Co., LLC
	1,833,333	Term Loan, 3.22%, Maturing February 9, 2011	1,813,526
		CommScope, Inc.
	1,341,271	Term Loan, 3.59%, Maturing November 19, 2014	1,156,008
		FairPoint Communications, Inc.
	1,732,328	Term Loan, 5.75%, Maturing March 31, 2015	819,143
		Intelsat Subsidiary Holding Co.
	513,188	Term Loan, 3.93%, Maturing July 3, 2013	461,612
		Macquarie UK Broadcast Ventures, Ltd.
GBP	413,974	Term Loan, 3.04%, Maturing December 26, 2014	392,776
		NTelos, Inc.
	1,090,405	Term Loan, 2.77%, Maturing August 24, 2011	1,012,986
		Palm, Inc.
	419,688	Term Loan, 4.02%, Maturing April 24, 2014	205,647
		Stratos Global Corp.
	534,750	Term Loan, 3.72%, Maturing February 13, 2012	474,145
		Trilogy International Partners
	475,000	Term Loan, 4.72%, Maturing June 29, 2012	201,875
		Windstream Corp.
	639,743	Term Loan, 2.59%, Maturing July 17, 2013	591,362

			$8,623,586

Utilities — 2.3%
		AEI Finance Holding, LLC
	145,028	Revolving Loan, 3.52%, Maturing March 30, 2012	$92,093
	1,022,210	Term Loan, 4.22%, Maturing March 30, 2014	649,103
		Astoria Generating Co.
	625,000	Term Loan - Second Lien, 4.28%, Maturing August 23, 2013	476,562
		Covanta Energy Corp.
	607,448	Term Loan, 2.06%, Maturing February 9, 2014	536,377
	305,155	Term Loan, 2.69%, Maturing February 9, 2014	269,452
		NRG Energy, Inc.
	245,283	Term Loan, 2.72%, Maturing June 1, 2014	221,419
	133,341	Term Loan, 2.82%, Maturing June 1, 2014	120,368
		Pike Electric, Inc.
	89,534	Term Loan, 2.06%, Maturing July 1, 2012	77,447
	152,897	Term Loan, 2.06%, Maturing December 10, 2012	132,256

Principal
Amount*	Borrower/Tranche Description	Value
	TXU Texas Competitive Electric Holdings Co., LLC
438,250	Term Loan, 4.03%, Maturing October 10, 2014	$290,752
813,542	Term Loan, 4.03%, Maturing October 10, 2014	538,391

		$3,404,220

Total Senior Floating-Rate Interests (identified cost $332,862,967)		$219,421,249

Corporate Bonds & Notes — 11.5%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.0%
		Alion Science and Technologies Corp.
	75	10.25%, 2/1/15	$18,750
		Hawker Beechcraft Acquisition
	65	9.75%, 4/1/17	11,375
		Vought Aircraft Industries, Inc., Sr. Notes
	45	8.00%, 7/15/11	17,775

			$47,900

Air Transport — 0.0%
		Continental Airlines
	80	7.033%, 6/15/11	$59,793

			$59,793

Automotive — 0.2%
		Allison Transmission, Inc.
	60	11.00%, 11/1/15(7)	$28,800
		Altra Industrial Motion, Inc.
	180	9.00%, 12/1/11	169,200
		Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	12,375
		Tenneco, Inc., Sr. Notes
	25	8.125%, 11/15/15	5,125
		United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	25,675

			$241,175

Broadcast Radio and Television — 0.1%
		Warner Music Group, Sr. Sub. Notes
	45	7.375%, 4/15/14	$31,163
		XM Satellite Radio Holdings, Inc., Sr. Notes
	110	13.00%, 8/1/13(7)	50,875

			$82,038

Brokers, Dealers and Investment Houses — 0.0%
		Nuveen Investments, Inc., Sr. Notes
	60	10.50%, 11/15/15(7)	$17,100

			$17,100

Building and Development — 0.5%
		Grohe Holding GMBH, Variable Rate
EUR	1,000	5.487%, 1/15/14	$644,371
		Interface, Inc., Sr. Sub. Notes
	20	9.50%, 2/1/14	14,300
		Interline Brands, Inc., Sr. Sub. Notes
	60	8.125%, 6/15/14	54,000
		Panolam Industries International, Sr. Sub. Notes
	220	10.75%, 10/1/13(3)	29,700

Principal
Amount*
(000’s omitted)	Security	Value
	Texas Industries Inc., Sr. Notes
65	7.25%, 7/15/13(7)	$49,400

		$791,771

Business Equipment and Services — 1.0%
	Affinion Group, Inc.
55	10.125%, 10/15/13	$42,075
110	11.50%, 10/15/15	68,750
	Ceridian Corp., Sr. Notes
140	11.25%, 11/15/15	59,500
	Education Management, LLC, Sr. Notes
225	8.75%, 6/1/14	213,750
	Education Management, LLC, Sr. Sub. Notes
310	10.25%, 6/1/16	291,400
	MediMedia USA, Inc., Sr. Sub. Notes
90	11.375%, 11/15/14(7)	58,950
	Muzak, LLC/Muzak Finance, Sr. Notes
20	10.00%, 2/15/09(8)	10,000
	Rental Service Corp.
220	9.50%, 12/1/14	108,900
	SunGard Data Systems, Inc., Sr. Notes
400	10.625%, 5/15/15(7)	352,000
	Ticketmaster, Sr. Notes
105	10.75%, 7/28/16(7)	71,925
	Travelport, LLC
35	9.875%, 9/1/14	14,000
	West Corp.
200	9.50%, 10/15/14	140,250

		$1,431,500

Cable and Satellite Television — 0.3%
	Cablevision Systems Corp., Sr. Notes, Series B
30	8.00%, 4/15/12	$29,325
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
85	8.75%, 11/15/13	71,400
	Charter Communications Holdings, Sr. Notes
10	8.375%, 4/30/14(7)	8,850
	Charter Communications, Inc., Sr. Notes
100	10.875%, 9/15/14(7)	97,500
	Kabel Deutschland GmbH
135	10.625%, 7/1/14	137,025
	Mediacom Broadband Corp., Sr. Notes
65	8.50%, 10/15/15	58,825
	National Cable PLC
20	8.75%, 4/15/14	19,000

		$421,925

Chemicals and Plastics — 0.2%
	INEOS Group Holdings PLC, Sr. Sub. Notes
180	8.50%, 2/15/16(7)	$11,250
	Nova Chemicals Corp., Sr. Notes, Variable Rate
105	5.72%, 11/15/13	79,275
	Reichhold Industries, Inc., Sr. Notes
240	9.00%, 8/15/14(7)	102,000
	Wellman Holdings, Inc., Sr. Sub. Notes
175	5.00%, 1/29/19(4)	49,910

		$242,435

Principal
Amount*
(000’s omitted)	Security	Value
Clothing/Textiles — 0.5%
	Levi Strauss & Co., Sr. Notes
425	9.75%, 1/15/15	$367,625
40	8.875%, 4/1/16	31,200
	Oxford Industries, Inc., Sr. Notes
260	8.875%, 6/1/11	191,100
	Perry Ellis International, Inc., Sr. Sub. Notes
255	8.875%, 9/15/13	150,450
	Phillips Van Heusen, Sr. Notes
65	8.125%, 5/1/13	62,075

		$802,450

Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
90	11.75%, 8/1/16	$55,350
95	8.875%, 9/1/16	71,725

		$127,075

Containers and Glass Products — 0.4%
	Berry Plastics Corp., Sr. Notes, Variable Rate
500	5.844%, 2/15/15	$365,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	107,188
	Pliant Corp.
230	11.625%, 6/15/09(2)(3)	85,317
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
155	8.00%, 3/15/17(3)	19,375
	Solo Cup Co.
15	8.50%, 2/15/14	11,025
	Stone Container Corp., Sr. Notes
20	8.375%, 7/1/12(3)	2,625

		$590,530

Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
245	9.50%, 4/15/14	$185,588

		$185,588

Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
110	7.75%, 11/1/12	$58,712
	Amkor Technologies, Inc., Sr. Notes
20	7.125%, 3/15/11	18,600
30	7.75%, 5/15/13	24,263
95	9.25%, 6/1/16	73,625
	Avago Technologies Finance
95	10.125%, 12/1/13	85,025
115	11.875%, 12/1/15	89,125
	NXP BV/NXP Funding, LLC, Variable Rate
425	3.844%, 10/15/13	73,312

		$422,662

Equipment Leasing — 0.1%
	Hertz Corp.
10	8.875%, 1/1/14	$6,113
165	10.50%, 1/1/16	72,600

		$78,713

Principal
Amount*
(000’s omitted)	Security	Value
Financial Intermediaries — 0.1%
	Ford Motor Credit Co., Sr. Notes
160	8.00%, 12/15/16	$105,289
	General Motors Acceptance Corp., Variable Rate
60	2.488%, 5/15/09	57,075

		$162,364

Food Products — 0.2%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
290	11.50%, 11/1/11	$243,600

		$243,600

Food Service — 0.2%
	Aramark Services, Inc.
50	8.50%, 2/1/15	$46,250
	El Pollo Loco, Inc.
195	11.75%, 11/15/13	143,325
	NPC International, Inc., Sr. Sub. Notes
185	9.50%, 5/1/14	145,225

		$334,800

Food/Drug Retailers — 0.3%
	General Nutrition Center, Sr. Notes, Variable Rate
365	6.404%, 3/15/14(2)	$226,300
	General Nutrition Center, Sr. Sub. Notes
210	10.75%, 3/15/15	152,250

		$378,550

Forest Products — 0.1%
	Jefferson Smurfit Corp., Sr. Notes
50	8.25%, 10/1/12(3)	$6,500
40	7.50%, 6/1/13(3)	4,900
	NewPage Corp.
285	10.00%, 5/1/12	100,463
190	12.00%, 5/1/13	40,850
	NewPage Corp., Variable Rate
80	7.42%, 5/1/12	26,000
	Verso Paper Holdings, LLC/Verso Paper, Inc.
145	11.375%, 8/1/16	34,800

		$213,513

Healthcare — 1.2%
	Accellent, Inc.
150	10.50%, 12/1/13	$111,375
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	170,000
	Biomet, Inc.
335	11.625%, 10/15/17	297,312
	DJO Finance, LLC/DJO Finance Corp.
95	10.875%, 11/15/14	71,013
	HCA, Inc.
143	8.75%, 9/1/10	143,000
16	7.875%, 2/1/11	15,560
65	9.125%, 11/15/14	61,263
95	9.25%, 11/15/16	86,687
	MultiPlan, Inc., Sr. Sub. Notes
260	10.375%, 4/15/16(7)	213,200
	National Mentor Holdings, Inc.
155	11.25%, 7/1/14	129,425

Principal
Amount*
(000’s omitted)	Security	Value
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	$93,187
	US Oncology, Inc.
145	9.00%, 8/15/12	141,375
290	10.75%, 8/15/14	268,250

		$1,801,647

Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15	$77,175
	ESCO Corp., Sr. Notes
80	8.625%, 12/15/13(7)	61,200
	ESCO Corp., Sr. Notes, Variable Rate
80	5.195%, 12/15/13(7)	50,800

		$189,175

Insurance — 0.1%
	Alliant Holdings I, Inc.
55	11.00%, 5/1/15(7)	$35,750
	Hub International Holdings, Inc.
70	9.00%, 12/15/14(7)	44,625
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
50	5.113%, 11/15/14(7)	23,750

		$104,125

Leisure Goods/Activities/Movies — 0.5%
	AMC Entertainment, Inc.
350	11.00%, 2/1/16	$320,250
	Bombardier, Inc.
70	8.00%, 11/15/14(7)	51,625
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13(3)(7)	656
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	0.00%, 4/1/12(3)(7)	2,925
	Marquee Holdings, Inc., Sr. Disc. Notes
365	9.505%, 8/15/14	257,325
	Royal Caribbean Cruises, Sr. Notes
50	7.00%, 6/15/13	28,313
20	6.875%, 12/1/13	10,900
10	7.25%, 6/15/16	4,750
20	7.25%, 3/15/18	9,300
	Universal City Development Partners, Sr. Notes
145	11.75%, 4/1/10	124,700

		$810,744

Lodging and Casinos — 0.8%
	Buffalo Thunder Development Authority
265	9.375%, 12/15/14(7)	$17,225
	CCM Merger, Inc.
180	8.00%, 8/1/13(7)	74,700
	Chukchansi EDA, Sr. Notes, Variable Rate
150	6.095%, 11/15/12(7)	31,875
	Eldorado Casino Shreveport
44	10.00%, 8/1/12(2)	34,500
	Fontainebleau Las Vegas Casino, LLC
255	11.00%, 6/15/15(7)	8,925
	Greektown Holdings, LLC, Sr. Notes
60	10.75%, 12/1/13(3)(7)	3,300

Principal
Amount*
(000’s omitted)	Security	Value
	Host Hotels and Resorts, LP, Sr. Notes
130	6.75%, 6/1/16	$95,550
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
75	11.00%, 11/1/12(7)	40,500
	Inn of the Mountain Gods, Sr. Notes
270	12.00%, 11/15/10	29,700
	Majestic HoldCo, LLC
75	12.50%, 10/15/11(3)(7)	750
	MGM Mirage, Inc.
10	7.50%, 6/1/16	3,550
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	25,500
120	7.125%, 8/15/14	34,200
115	6.875%, 2/15/15	29,325
	OED Corp./Diamond Jo, LLC
203	8.75%, 4/15/12	163,415
	Park Place Entertainment
190	7.875%, 3/15/10	76,950
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
10	8.25%, 3/15/12	8,800
75	7.50%, 6/15/15	46,875
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14(7)	46,760
	San Pasqual Casino
55	8.00%, 9/15/13(7)	41,113
	Scientific Games Corp.
30	7.875%, 6/15/16(7)	26,100
	Seminole Hard Rock Entertainment, Variable Rate
95	3.82%, 3/15/14(7)	49,875
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(7)	134,475
	Waterford Gaming, LLC, Sr. Notes
154	8.625%, 9/15/14(7)	61,711
	Wynn Las Vegas, LLC
220	6.625%, 12/1/14	167,200

		$1,252,874

Nonferrous Metals/Minerals — 0.2%
	FMG Finance PTY, Ltd.
355	10.625%, 9/1/16(7)	$299,975
	Freeport-McMoran Copper & Gold, Inc., Sr. Notes
35	8.375%, 4/1/17	32,771

		$332,746

Oil and Gas — 1.1%
	Allis-Chalmers Energy, Inc., Sr. Notes
180	9.00%, 1/15/14	$84,600
	Cimarex Energy Co., Sr. Notes
65	7.125%, 5/1/17	52,650
	Clayton Williams Energy, Inc.
95	7.75%, 8/1/13	59,375
	Compton Pet Finance Corp.
195	7.625%, 12/1/13	62,400
	Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	26,250
	El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	125,426
	Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	63,219

Principal
Amount*
(000’s omitted)	Security	Value
	Forbes Energy Services, Sr. Notes
165	11.00%, 2/15/15	$99,000
	OPTI Canada, Inc., Sr. Notes
50	7.875%, 12/15/14	22,125
100	8.25%, 12/15/14	45,250
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	57,375
	Petrohawk Energy Corp., Sr. Notes
385	9.125%, 7/15/13	371,525
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	43,225
	Petroplus Finance, Ltd.
155	7.00%, 5/1/17(7)	112,375
	Quicksilver Resources, Inc.
155	7.125%, 4/1/16	74,400
	Sandridge Energy, Inc., Sr. Notes
155	8.00%, 6/1/18(7)	114,700
	SemGroup, L.P., Sr. Notes
290	8.75%, 11/15/15(3)(7)	11,600
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	24,450
	Stewart & Stevenson, LLC, Sr. Notes
185	10.00%, 7/15/14	140,600
	VeraSun Energy Corp.
55	9.875%, 12/15/12(3)	53,075

		$1,643,620

Publishing — 0.5%
	Dex Media West/Finance, Series B
97	9.875%, 8/15/13	$19,642
	Harland Clarke Holdings
20	9.50%, 5/15/15	8,925
	Laureate Education, Inc.
45	10.00%, 8/15/15(7)	30,600
515	10.25%, 8/15/15(2)(7)	302,100
	Local Insight Regatta Holdings, Inc.
50	11.00%, 12/1/17	11,875
	Nielsen Finance, LLC
325	10.00%, 8/1/14	281,125
75	12.50%, (0.00% until 2011), 8/1/16	31,500
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
245	9.00%, 2/15/17	15,313

		$701,080

Radio and Television — 0.1%
	LBI Media, Inc., Sr. Disc. Notes
80	11.00%, 10/15/13	$27,400
	Rainbow National Services, LLC, Sr. Sub. Debs.
80	10.375%, 9/1/14(7)	82,000

		$109,400

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
100	7.50%, 3/1/14	$70,000
	Kansas City Southern Mexico, Sr. Notes
155	7.625%, 12/1/13	126,325
100	7.375%, 6/1/14	79,500
105	8.00%, 6/1/15	87,412

		$363,237

Principal
Amount*
(000’s omitted)	Security	Value
Retailers (Except Food and Drug) — 0.6%
	Amscan Holdings, Inc., Sr. Sub. Notes
220	8.75%, 5/1/14	$144,100
	Neiman Marcus Group, Inc.
380	9.00%, 10/15/15	123,975
510	10.375%, 10/15/15	165,750
	Sally Holdings, LLC
5	9.25%, 11/15/14	4,762
	Sally Holdings, LLC, Sr. Notes
245	10.50%, 11/15/16	215,600
	Yankee Acquisition Corp., Series B
295	8.50%, 2/15/15	163,725

		$817,912

Steel — 0.1%
	RathGibson, Inc., Sr. Notes
240	11.25%, 2/15/14	$51,600
	Steel Dynamics, Inc., Sr. Notes
110	7.375%, 11/1/12	86,350

		$137,950

Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
110	10.00%, 9/1/14(7)	$42,625

		$42,625

Telecommunications — 1.0%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
120	10.125%, 6/15/13	$124,800
	Digicel Group, Ltd., Sr. Notes
255	9.25%, 9/1/12(7)	226,313
367	9.125%, 1/15/15(7)	225,705
	Intelsat Bermuda, Ltd.
400	11.25%, 6/15/16	390,000
	Nortel Networks, Ltd.
70	10.75%, 7/15/16(3)	13,650
215	10.75%, 7/15/16(3)(7)	39,775
	Qwest Corp., Sr. Notes, Variable Rate
475	4.57%, 6/15/13	409,687
	Windstream Corp., Sr. Notes
105	8.125%, 8/1/13	103,950
30	8.625%, 8/1/16	29,625

		$1,563,505

Utilities — 0.3%
	AES Corp., Sr. Notes
8	8.75%, 5/15/13(7)	$7,920
	Edison Mission Energy, Sr. Notes
15	7.50%, 6/15/13	11,925
	NGC Corp.
205	7.625%, 10/15/26	89,175
	NRG Energy, Inc.
85	7.25%, 2/1/14	80,112
190	7.375%, 1/15/17	177,175

Principal
Amount*
(000’s omitted)	Security	Value
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	$8,150

		$374,457

Total Corporate Bonds & Notes (identified cost $27,317,344)		$17,120,579

Asset-Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
$365	Alzette European CLO SA, Series 2004-1A, Class E2,7.82%, 12/15/20(7)(9)	$54,681
343	Avalon Capital Ltd. 3, Series 1A, Class D, 3.199%, 2/24/19(7)(9)	24,011
500	Babson Ltd., Series 2005-1A, Class C1, 3.044%, 4/15/19(7)(9)	35,000
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.144%, 1/15/19(7)(9)	15,000
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.678%, 8/11/16(7)(9)	45,000
500	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 7.693%, 3/8/17(9)	35,000
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.893%, 7/17/19(9)	25,000
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 6.216%, 3/25/20(7)(9)	40,000
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.909%, 4/25/21(7)(9)	70,000

Total Asset-Backed Securities (identified cost $5,174,675)		$343,692

Common Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
10,443	Hayes Lemmerz International(10)	$1,932

		$1,932

Chemicals and Plastics — 0.0%
175	Wellman Holdings, Inc.(4)(10)	$52,783

		$52,783

Lodging and Casinos — 0.0%
289	Shreveport Gaming Holdings, Inc.(4)	$3,919

		$3,919

Total Common Stocks (identified cost $157,628)		$58,634

Preferred Stocks — 0.1%

Shares	Security	Value
Automotive — 0.0%
35	Hayes Lemmerz International, Series A, Convertible(10)(11)	$24

		$24

Chemicals and Plastics — 0.0%
15	Key Plastics, LLC, Series A(4)(10)(11)	$0

		$0

Shares	Security	Value
Telecommunications — 0.1%
1,783	Crown Castle International Corp.(2)	$77,561

		$77,561

Total Preferred Stocks (identified cost $99,233)		$77,585

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
270,000	Adelphia, Inc., Escrow Certificate(10)	$4,725
261,268	Adelphia Recovery Trust(10)	3,266

Total Miscellaneous (identified cost $252,930)		$7,991

Closed-End Investment Companies — 2.3%

Shares	Security	Value
17,436	BlackRock Floating Rate Income Strategies Fund, Inc.	$156,226
9,908	BlackRock Floating Rate Income Strategies Fund II, Inc.	79,363
8,345	BlackRock Global Floating Rate Income Trust Fund	76,023
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	9,028
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	1,614,798
296,293	ING Prime Rate Trust	1,028,137
5,140	LMP Corporate Loan Fund, Inc.	33,924
23,301	Nuveen Floating Rate Income Fund	136,777
3,401	Nuveen Floating Rate Income Opportunity Fund	17,957
11,375	Nuveen Senior Income Fund	36,514
55	PIMCO Floating Rate Income Fund	299
647	PIMCO Floating Rate Strategy Fund	3,034
117	Pioneer Floating Rate Trust	855
136,255	Van Kampen Senior Income Trust	324,287

Total Closed-End Investment Companies (identified cost $7,439,832)		$3,517,222

Short-Term Investments — 8.6%

Interest
(000’s Omitted)	Description	Value
$12,881	Cash Management Portfolio, 0.07%(12)	$12,880,739

Total Short-Term Investments (identified cost $12,880,739)		$12,880,739

Total Investments — 169.6% (identified cost $386,185,348)		$253,427,691

Less Unfunded Loan Commitments — (0.6)%		$(946,128)

Net Investments — 169.0% (identified cost $385,239,220)		$252,481,563

Other Assets, Less Liabilities — 4.6%		$6,927,925

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (73.6)%		$(110,002,810)

Net Assets Applicable to Common Shares — 100.0%		$149,406,678

DIP	-	Debtor in Possession

REIT	-	Real Estate Investment Trust

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		This Senior Loan will settle after March 31, 2009, at which time the interest rate will be determined.

(6)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities is $3,649,870 or 2.5% of the Trust’s net assets.

(8)		Defaulted security. Currently the issuer is in default with respect to principal payments.

(9)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2009.

(10)		Non-income producing security.

(11)		Restricted security.

(12)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $27,105.

A summary of financial instruments outstanding at March 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
4/30/09	British Pound Sterling 3,154,945	United States Dollar 4,505,135	$(22,032)
4/30/09	Euro 6,783,283	United States Dollar 9,027,772	16,096

			$(5,936)

At March 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$385,109,909

Gross unrealized appreciation	$570,681
Gross unrealized depreciation	(133,199,027)

Net unrealized depreciation	$(132,628,346)

Restricted Securities

At March 31, 2009, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Preferred Stock
Hayes Lemmerz International, Series A, Convertible	6/4/03	35	$1,750	$24
Key Plastics, LLC, Series A	4/26/01	15	15,000	0

Total			$16,750	$24

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$16,475,546	$—
Level 2	Other Significant Observable Inputs	235,402,689	(5,936)
Level 3	Significant Unobservable Inputs	603,328	—

Total		$252,481,563	$(5,936)

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investment, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of June 30, 2008	$544,100
Realized gains (losses)	(31)
Change in net unrealized appreciation (depreciation)	(678,467)
Net purchases (sales)	94,069
Accrued discount (premium)	(366)
Net transfer to (from) Level 3	644,023

Balance as of March 31, 2009	$603,328

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2009	(678,218)

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page

Scott H. Page President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page President

Date:	May 22, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	May 22, 2009